Long-Term Investments	12 Months Ended
Dec. 31, 2021
Long-term Investments [Abstract]
Long-Term Investments

8. LONG‑TERM INVESTMENTS

Equity investments

Equity investments accounted for using the measurement alternative

The Group's equity investments that do not have readily determinable fair value are accounted for using the measurement alternative. As of December 31, 2020 and 2021, the carrying value of the Group’s equity investments accounted for using the measurement alternative was RMB264 million and RMB213 million, respectively.

In 2021, the Group invested in a limited liability company in China with a cash consideration of RMB16.7 million, and disposed the shares held in a company in India, with cash consideration of RMB58.3 million, net of withholding tax of RMB7.2 million.

For the year ended 2019 and 2020, the Group recorded RMB51.9 million and RMB19.1 million of unrealized upward adjustment of fair value of equity investment respectively, for the observable price changes in orderly transactions for the identical or similar investment of the same issuer. In 2021, the Group disposed the shares held in a company in India and realized all the previous upward adjustment. The Cumulative unrealized upward adjustments of fair value of equity investments as of December 31, 2021 was nil.

There were no impairment charges to the equity investment accounted for using the measurement alternative for the year ended December 31, 2019. In 2020, the Group recognized RMB69.2 million impairment related to investments without readily determinable fair value due to the lower-than-expected financial performance, and no other downward adjustment was related to investments without readily determinable fair value. In 2021, no impairment charges was recorded related to investments without readily determinable fair value. As of December 31, 2021, the cumulative impairment charges to the equity investment accounted for using the measurement alternative method was RMB84.4 million.

The following table summarizes the movement of the carrying value of the Group’s equity investments accounted for using the measurement alternative for the year ended December 31, 2019, 2020 and 2021:

	As of December 31,
	2019	2020	2021
	(RMB in thousands)
Long-term investment at the beginning of the year	28,166	344,362	264,151
Addition	266,153	—	16,700
Disposal	(2,796)	(23,310)	(67,475)
Unrealized upward adjustments	51,891	19,059	—
Impairment	—	(69,156)	—
Foreign currency translation adjustments	948	(6,804)	(676)
Long-term investment at the end of the year	344,362	264,151	212,700

Equity investments accounted for using the equity method

As of December 31, 2020 and 2021, the carrying value of the Group’s equity investments accounted for using the equity method were RMB102 million and RMB101 million, respectively.

In 2019, the Group invested in a joint venture in Indonesia over which it can exercise significant influence but does not control with a cash consideration of RMB13.0 million. In 2020, the Group further invested in the joint venture in Indonesia with a cash consideration of RMB15.0 million. In addition, the Group invested in three joint ventures in China over which it can exercise significant influence but does not control with a cash consideration of RMB88.0 million. In 2021, the Group further invested in the joint venture in Indonesia with a cash consideration of RMB3.0 million.

For the years ended December 31, 2019, 2020 and 2021, the Group recorded investment loss of RMB5.2 million, RMB9.0 million and RMB4.0 million respectively, as a result of its proportionate share of equity investees’ net losses.

Debt investment

The debt investment is in the form of an interest-bearing loan to an investee, acquired by the Group in September 2018, with a principal of RMB120.0 million that matures in July 2026. The coupon rate of the loan acquired by the Group is a floating rate linked to the benchmark rate of the People’s Bank of China. The loan was to provide the initial operating fund to the investee. The Group has the intent and ability to hold the loan to maturity or payoff.

As of December 31, 2020 and 2021, the Group’s loan receivable recorded at amortized cost were both RMB155.8 million.

The interest income in relation to this loan receivable were RMB1.5 million, nil and nil for the years ended December 31, 2019, 2020 and 2021, respectively.